Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2017
Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	0001006415
Amendment Flag	false
Document Creation Date	Feb. 28, 2017
Document Effective Date	Feb. 28, 2017
Prospectus Date	Mar. 01, 2017
Hartford Global Impact Fund (Prospectus Summary) | Hartford Global Impact Fund | Class A
Risk/Return:
Trading Symbol	HGXAX
Hartford Global Impact Fund (Prospectus Summary) | Hartford Global Impact Fund | Class T
Risk/Return:
Trading Symbol	HGXLX
Hartford Global Impact Fund (Prospectus Summary) | Hartford Global Impact Fund | Class C
Risk/Return:
Trading Symbol	HGXCX
Hartford Global Impact Fund (Prospectus Summary) | Hartford Global Impact Fund | Class I
Risk/Return:
Trading Symbol	HGXIX
Hartford Global Impact Fund (Prospectus Summary) | Hartford Global Impact Fund | Class R3
Risk/Return:
Trading Symbol	HGXRX
Hartford Global Impact Fund (Prospectus Summary) | Hartford Global Impact Fund | Class R4
Risk/Return:
Trading Symbol	HGXSX
Hartford Global Impact Fund (Prospectus Summary) | Hartford Global Impact Fund | Class R5
Risk/Return:
Trading Symbol	HGXTX
Hartford Global Impact Fund (Prospectus Summary) | Hartford Global Impact Fund | Class R6
Risk/Return:
Trading Symbol	HGXVX
Hartford Global Impact Fund (Prospectus Summary) | Hartford Global Impact Fund | Class Y
Risk/Return:
Trading Symbol	HGXYX
Hartford Global Impact Fund (Prospectus Summary) | Hartford Global Impact Fund | Class F
Risk/Return:
Trading Symbol	HGXFX